17 Braskem Idesa Financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Initial amount of the transaction	R$ 435,000
Braskem Idesa borrowings	6,685,703	R$ 10,594,117
Braskem Idesa borrowings, current	744,408	10,504,592
Braskem Idesa borrowings, non current	9,237,318	9,554,476
Project Finance I [Member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Initial amount of the transaction	R$ 700,000
Maturity	February 2027
Charges (% per year)	US dollar exchange variation + quarterly Libor + 3.25
Braskem Idesa borrowings	R$ 2,149,002	2,335,825
Project Finance II [Member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Initial amount of the transaction	R$ 210,000
Maturity	February 2027
Charges (% per year)	US dollar exchange variation + 6.17
Braskem Idesa borrowings	R$ 608,260	657,689
Project Finance III [Member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Initial amount of the transaction	R$ 600,000
Maturity	February 2029
Charges (% per year)	US dollar exchange variation + 4.33
Braskem Idesa borrowings	R$ 1,849,896	1,983,113
Project Finance IV [Member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Initial amount of the transaction	R$ 660,000
Maturity	February 2029
Charges (% per year)	US dollar exchange variation + quarterly Libor + 3.88
Braskem Idesa borrowings	R$ 2,078,545	2,225,042
Project Finance V [Member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Initial amount of the transaction	R$ 400,000
Maturity	February 2029
Charges (% per year)	US dollar exchange variation + quarterly Libor + 4.65
Braskem Idesa borrowings		1,326,901
Project Finance VI [Member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Initial amount of the transaction	R$ 89,994
Maturity	February 2029
Charges (% per year)	US dollar exchange variation + quarterly Libor + 2.73
Braskem Idesa borrowings		297,158
Project Finance VII [Member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Initial amount of the transaction	R$ 533,095
Maturity	February 2029
Charges (% per year)	US dollar exchange variation + quarterly Libor + 4.64
Braskem Idesa borrowings		1,768,389
Bond [Member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Initial amount of the transaction	R$ 900,000
Maturity	November 2029
Charges (% per year)	US dollar exchange variation + 7.45
Braskem Idesa borrowings	R$ 3,640,381
Transactions Costs [Member]
DisclosureOfDetailedInformationAboutBraskemIdesaFinancingLineItems [Line Items]
Braskem Idesa borrowings	R$ (344,358)	R$ (89,525)